CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues	$ 4,097	$ 184
Cost of revenues	1,616	234
Gross profit (loss)	2,481	(50)
Operating expenses:
Research and development expenses, net	6,316	6,176
Marketing and business development expenses	282	352
General and administrative expenses	2,512	2,105
Total operating expenses	9,110	8,633
Operating loss	(6,629)	(8,683)
Financial income, net	2,472	2,270
Loss before tax expenses	(4,157)	(6,413)
Tax expense	(60)
Net loss	(4,217)	(6,413)
Basic net loss per share	$ (0.09)	$ (0.17)
Weighted average number of Ordinary shares used in computing basic net loss per share	45,970,766	37,746,520
Diluted net loss per Ordinary share	$ (0.09)	$ (0.18)
Weighted average number of Ordinary shares used in computing diluted net loss per share	45,970,766	39,140,651
Net loss	(4,217)	(6,413)
Unrealized (loss) gain arising during the period on Investment in Evogene	(398)	924
Realized gain arising during the period on Investment in Evogene	2,345	1,453
Total comprehensive loss	$ (6,960)	$ (6,942)